PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 96.6%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	1,336	$170,580
Huntington Ingalls Industries, Inc.	130	26,355
		196,935
Auto Components 2.0%
Adient PLC*	1,596	66,426
Dana, Inc.	5,935	131,698
Goodyear Tire & Rubber Co. (The)*	7,601	145,331
Lear Corp.	570	97,954
		441,409
Automobiles 0.7%
Harley-Davidson, Inc.	316	11,531
Thor Industries, Inc.	1,340	136,626
		148,157
Banks 5.9%
East West Bancorp, Inc.	1,348	107,139
Enterprise Financial Services Corp.	200	9,404
First Horizon Corp.	5,474	92,894
First Merchants Corp.	300	12,474
FNB Corp.	4,881	56,864
Fulton Financial Corp.	1,500	24,150
Hancock Whitney Corp.	2,890	142,997
OceanFirst Financial Corp.	300	6,651
OFG Bancorp (Puerto Rico)	524	13,572
Old National Bancorp	400	6,832
PacWest Bancorp	2,612	123,992
Pinnacle Financial Partners, Inc.	300	28,971
Popular, Inc. (Puerto Rico)	100	8,144
Signature Bank	892	265,655
Synovus Financial Corp.	3,840	178,905
UMB Financial Corp.	75	7,411
Valley National Bancorp	7,268	96,374
Wintrust Financial Corp.	1,296	114,696
		1,297,125

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.0%
Molson Coors Beverage Co. (Class B Stock)	200	$8,818
Biotechnology 1.9%
Arrowhead Pharmaceuticals, Inc.*	100	6,382
Eagle Pharmaceuticals, Inc.*	300	15,711
Exelixis, Inc.*	7,723	166,122
Tonix Pharmaceuticals Holding Corp.*	23,800	13,138
United Therapeutics Corp.*	1,110	211,743
		413,096
Building Products 1.6%
Carlisle Cos., Inc.	1,075	239,639
JELD-WEN Holding, Inc.*	221	6,058
Owens Corning	1,194	111,531
		357,228
Capital Markets 2.4%
Affiliated Managers Group, Inc.	270	45,328
Evercore, Inc. (Class A Stock)	817	124,053
Janus Henderson Group PLC	833	38,735
Jefferies Financial Group, Inc.	1,746	75,078
SEI Investments Co.	1,394	87,878
Stifel Financial Corp.	2,043	148,873
		519,945
Chemicals 2.9%
Cabot Corp.	2,666	142,231
Chemours Co. (The)	3,963	111,043
Element Solutions, Inc.	1,700	38,607
Ingevity Corp.*	148	11,531
Minerals Technologies, Inc.	400	28,376
NewMarket Corp.	70	23,801
Olin Corp.	3,540	201,709
Valvoline, Inc.	1,200	40,752
Westlake Chemical Corp.	248	24,140
		622,190

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 1.1%
ABM Industries, Inc.	150	$6,602
BrightView Holdings, Inc.*	2,189	34,718
Clean Harbors, Inc.*	1,523	171,398
HNI Corp.	971	36,315
		249,033
Communications Equipment 0.4%
NetScout Systems, Inc.*	3,388	91,679
Construction & Engineering 1.0%
AECOM*	269	18,392
EMCOR Group, Inc.	1,708	207,505
		225,897
Construction Materials 0.9%
Eagle Materials, Inc.	1,267	187,972
Consumer Finance 1.4%
LendingClub Corp.*	1,900	87,324
OneMain Holdings, Inc.	900	47,529
PROG Holdings, Inc.	600	24,270
SLM Corp.	8,304	152,378
		311,501
Containers & Packaging 0.6%
Greif, Inc. (Class A Stock)	1,646	106,463
Silgan Holdings, Inc.	500	20,100
		126,563
Diversified Consumer Services 0.6%
Grand Canyon Education, Inc.*	1,506	120,028
Service Corp. International	250	17,123
		137,151

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 1.1%
Hawaiian Electric Industries, Inc.	2,300	$93,288
OGE Energy Corp.	3,960	134,917
		228,205
Electrical Equipment 2.7%
Acuity Brands, Inc.	309	63,478
Atkore, Inc.*	300	28,359
Hubbell, Inc.	652	129,989
nVent Electric PLC	4,289	152,045
Regal Rexnord Corp.	1,350	205,646
		579,517
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.*	1,648	190,756
Avnet, Inc.	895	34,108
Jabil, Inc.	2,403	144,084
ScanSource, Inc.*	374	13,382
SYNNEX Corp.	1,596	167,580
Vishay Intertechnology, Inc.	3,433	65,982
Vontier Corp.	2,200	74,426
		690,318
Energy Equipment & Services 0.6%
ChampionX Corp.*	4,700	123,281
Entertainment 0.9%
Playtika Holding Corp.*	1,095	30,967
World Wrestling Entertainment, Inc. (Class A Stock)	2,594	158,467
		189,434
Equity Real Estate Investment Trusts (REITs) 8.4%
American Campus Communities, Inc.	200	10,744
Apartment Income REIT Corp.	3,117	167,102
Apple Hospitality REIT, Inc.	3,500	54,985
Brixmor Property Group, Inc.	1,438	33,707
Camden Property Trust	910	148,421
Corporate Office Properties Trust	3,945	106,989
Cousins Properties, Inc.	1,141	45,195

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
EPR Properties	1,600	$80,336
Highwoods Properties, Inc.	2,659	119,230
Kilroy Realty Corp.	1,600	107,808
Lamar Advertising Co. (Class A Stock)	1,746	197,647
Life Storage, Inc.	260	34,791
Medical Properties Trust, Inc.	1,325	28,262
Omega Healthcare Investors, Inc.	2,772	81,386
Park Hotels & Resorts, Inc.*	5,900	109,327
Pebblebrook Hotel Trust	1,400	31,444
Piedmont Office Realty Trust, Inc. (Class A Stock)	4,237	75,249
PotlatchDeltic Corp.	2,368	123,775
Rexford Industrial Realty, Inc.	300	20,160
Sabra Health Care REIT, Inc.	3,869	54,746
Service Properties Trust	1,500	16,155
SL Green Realty Corp.	200	14,014
Spirit Realty Capital, Inc.	2,017	98,692
STORE Capital Corp.	1,900	65,227
Whitestone REIT	700	6,426
		1,831,818
Food & Staples Retailing 0.3%
Casey’s General Stores, Inc.	50	9,577
Performance Food Group Co.*	1,000	45,230
Sprouts Farmers Market, Inc.*	773	17,114
		71,921
Food Products 2.5%
Bunge Ltd.	300	27,792
Darling Ingredients, Inc.*	2,043	172,674
Ingredion, Inc.	1,472	140,179
Pilgrim’s Pride Corp.*	1,990	56,038
Sanderson Farms, Inc.	830	157,244
		553,927
Gas Utilities 0.6%
ONE Gas, Inc.	500	33,650
Southwest Gas Holdings, Inc.	400	27,700
UGI Corp.	1,782	77,357
		138,707

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 3.6%
DENTSPLY SIRONA, Inc.	200	$11,442
Envista Holdings Corp.*	4,489	175,520
Globus Medical, Inc. (Class A Stock)*	1,674	129,183
Hill-Rom Holdings, Inc.	1,206	186,809
ICU Medical, Inc.*	541	126,664
Integer Holdings Corp.*	275	24,755
Integra LifeSciences Holdings Corp.*	923	61,343
Lantheus Holdings, Inc.*	1,700	39,763
Masimo Corp.*	118	33,458
Merit Medical Systems, Inc.*	100	6,726
		795,663
Health Care Providers & Services 3.2%
Chemed Corp.	287	138,406
Encompass Health Corp.	1,200	76,272
LHC Group, Inc.*	310	41,723
Molina Healthcare, Inc.*	1,042	308,140
Patterson Cos., Inc.	224	7,002
Tenet Healthcare Corp.*	1,200	85,992
Universal Health Services, Inc. (Class B Stock)	390	48,399
		705,934
Health Care Technology 0.1%
Certara, Inc.*	400	16,524
Hotels, Restaurants & Leisure 2.7%
Century Casinos, Inc.*	2,894	42,831
Choice Hotels International, Inc.	550	77,341
Churchill Downs, Inc.	360	82,800
Del Taco Restaurants, Inc.	5,412	45,136
Jack in the Box, Inc.	773	76,488
Texas Roadhouse, Inc.	1,399	124,245
Wendy’s Co. (The)	6,368	142,007
		590,848
Household Durables 2.3%
KB Home	300	12,045
Tempur Sealy International, Inc.	4,116	183,039
Toll Brothers, Inc.	2,796	168,235

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
TopBuild Corp.*	250	$64,242
Tri Pointe Homes, Inc.*	2,699	65,289
		492,850
Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	2,743	68,932
Insurance 3.6%
American Financial Group, Inc.	1,191	162,024
First American Financial Corp.	1,596	116,731
Hanover Insurance Group, Inc. (The)	779	98,154
Old Republic International Corp.	8,222	212,374
Reinsurance Group of America, Inc.	1,538	181,607
Selective Insurance Group, Inc.	100	7,837
		778,727
Interactive Media & Services 0.4%
Yelp, Inc.*	1,300	50,219
Ziff Davis, Inc.*	313	40,149
		90,368
IT Services 1.7%
Concentrix Corp.	918	163,110
Evo Payments, Inc. (Class A Stock)*	1,400	30,352
ExlService Holdings, Inc.*	270	33,110
Genpact Ltd.	2,800	138,180
		364,752
Leisure Products 1.0%
Brunswick Corp.	2,025	188,507
Smith & Wesson Brands, Inc.	1,700	36,550
		225,057
Life Sciences Tools & Services 1.6%
Bruker Corp.	1,274	102,302

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Medpace Holdings, Inc.*	373	$84,503
Syneos Health, Inc.*	1,673	156,158
		342,963
Machinery 5.2%
AGCO Corp.	1,661	202,991
Altra Industrial Motion Corp.	300	15,645
Crane Co.	1,280	132,198
Donaldson Co., Inc.	947	56,830
ITT, Inc.	304	28,597
Lincoln Electric Holdings, Inc.	848	120,755
Nordson Corp.	918	233,365
Oshkosh Corp.	1,541	164,887
REV Group, Inc.	600	9,066
Terex Corp.	500	22,400
Timken Co. (The)	647	45,905
Toro Co. (The)	1,137	108,549
		1,141,188
Media 0.6%
TEGNA, Inc.	6,479	127,377
Metals & Mining 2.2%
Commercial Metals Co.	600	19,308
Reliance Steel & Aluminum Co.	1,364	199,362
Steel Dynamics, Inc.	3,899	257,646
		476,316
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Granite Point Mortgage Trust, Inc.	3,685	49,379
Ladder Capital Corp.	900	10,800
		60,179
Multi-Utilities 0.9%
MDU Resources Group, Inc.	5,281	162,285
NorthWestern Corp.	472	26,838
		189,123

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 1.6%
California Resources Corp.*	1,000	$46,130
Comstock Resources, Inc.*	2,000	19,740
Targa Resources Corp.	4,195	229,341
World Fuel Services Corp.	2,029	61,945
		357,156
Personal Products 0.4%
BellRing Brands, Inc. (Class A Stock)*	500	13,410
Nu Skin Enterprises, Inc. (Class A Stock)	2,016	80,942
		94,352
Pharmaceuticals 0.4%
Fulcrum Therapeutics, Inc.*	400	8,856
Jazz Pharmaceuticals PLC*	540	71,842
		80,698
Professional Services 2.1%
ASGN, Inc.*	1,012	121,096
Insperity, Inc.	434	54,250
Korn Ferry	400	30,884
ManpowerGroup, Inc.	1,631	157,636
Science Applications International Corp.	1,121	100,644
		464,510
Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.*	899	232,149
Road & Rail 1.6%
AMERCO	70	51,589
Knight-Swift Transportation Holdings, Inc.	3,694	209,413
Saia, Inc.*	70	21,885
Werner Enterprises, Inc.	1,268	57,466
		340,353
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc.	5,095	111,682
Cirrus Logic, Inc.*	1,970	159,196
CMC Materials, Inc.	52	6,675

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MKS Instruments, Inc.	1,259	$188,913
Semtech Corp.*	1,970	167,509
SolarEdge Technologies, Inc.*	270	95,764
Universal Display Corp.	120	21,984
		751,723
Software 4.7%
Black Knight, Inc.*	700	49,077
Blackbaud, Inc.*	1,273	90,396
CDK Global, Inc.	2,018	87,823
CommVault Systems, Inc.*	1,150	70,725
Dolby Laboratories, Inc. (Class A Stock)	1,000	88,350
Fair Isaac Corp.*	466	185,561
Manhattan Associates, Inc.*	1,484	269,405
McAfee Corp. (Class A Stock)	700	14,959
Paylocity Holding Corp.*	560	170,879
		1,027,175
Specialty Retail 2.8%
AutoNation, Inc.*	1,635	198,031
Foot Locker, Inc.	3,417	162,888
Lithia Motors, Inc.	250	79,805
Murphy USA, Inc.	220	35,849
Williams-Sonoma, Inc.	717	133,169
		609,742
Technology Hardware, Storage & Peripherals 0.0%
Xerox Holdings Corp.	500	8,900
Textiles, Apparel & Luxury Goods 2.5%
Capri Holdings Ltd.*	3,421	182,134
Carter’s, Inc.	300	29,556
Columbia Sportswear Co.	582	60,435
Crocs, Inc.*	393	63,450
Deckers Outdoor Corp.*	266	105,152
Skechers USA, Inc. (Class A Stock)*	2,200	101,662
		542,389

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	8,700	$108,141
Trading Companies & Distributors 1.2%
Rush Enterprises, Inc. (Class A Stock)	224	11,666
Univar Solutions, Inc.*	5,812	148,671
Veritiv Corp.*	873	93,647
		253,984

Total Common Stocks (cost $16,676,122)		21,079,900
Exchange-Traded Fund 2.3%
iShares Core S&P Mid-Cap ETF (cost $386,374)	1,808	503,799

Total Long-Term Investments (cost $17,062,496)		21,583,699

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $60,072)(wb)	60,072	60,072

TOTAL INVESTMENTS 99.2% (cost $17,122,568)		21,643,771
Other assets in excess of liabilities 0.8%		185,108

Net Assets 100.0%		$21,828,879

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).